Submission	Apr. 16, 2025
Submission [Line Items]
Central Index Key	0000887733
Registrant Name	CENTRAL GARDEN & PET COMPANY
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES